Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

10.Related Party Transactions

IM Topco, LLC

As described in Note 2, the Company held a noncontrolling interest in IM Topco as of September 30, 2025.

Service Agreement

The Company is party to a services agreement with IM Topco that has been amended from time to time, pursuant to which the Company agreed to provide certain design and support services (including assistance with the operations of the interactive television business and related talent support) to IM Topco in exchange for a service fee. In April 2024, the services agreement was amended to set the service fees at $150,000 per year.

In accordance with the terms of this services agreement, the Company recognized service fee income of $0 and $37,500, respectively, within net licensing revenue in the condensed consolidated statements of operations for the three months ended September 30, 2025 and 2024, respectively. The Company recognized service fee income related to this services agreement of $112,500 for both the nine months ended September 30, 2025 and 2024.

License Agreement

The Company was previously party to a license agreement with IM Topco, pursuant to which IM Topco granted the Company a license to use certain Isaac Mizrahi trademarks related to women’s sportswear products in exchange for the payment of royalties to IM Topco. This license agreement was later terminated in favor of a new similar license agreement between IM Topco and an unrelated third party; however, as part of such termination, Xcel had provided a guarantee to IM Topco for the payment of any difference between (i) the royalties received by IM Topco under the new agreement and (ii) the amount of royalties that IM Topco would have received under the original license agreement with Xcel. For all periods presented in these condensed consolidated financial statements, royalties received by IM Topco from the third-party agreement were expected to exceed the guaranteed royalties that IM Topco would have received under the original license agreement with Xcel, and thus no royalty expense for any shortfall was recognized for such periods.

Additionally, pursuant to the terms of a 2023 amendment to the May 2022 membership purchase agreement, Xcel had agreed to make additional royalty payments to IM Topco totaling $450,000, of which $75,000 was paid during the year ended December 31, 2023, and $237,500 was paid during the year ended December 31, 2024. No payments of these additional royalties were made during the nine months ended September 30, 2025.

Effective September 26, 2025, pursuant to the terms of a settlement agreement entered into with IM Topco and WHP (see Note 2 for additional details), the Company was released from any current or future liability related to the aforementioned guarantee to IM Topco and the aforementioned additional royalty payments.

Financing Transactions

2025 Public Offering and Private Placement Transactions

In connection with the 2025 Offering of 2,181,818 shares of the Company’s common stock at a price to the public of $1.10 per share which was consummated on August 4, 2025 (see Note 7 for additional details), Robert W. D’Loren, Chairman and Chief Executive Officer of the Company, and Mark DiSanto, a director of the Company, purchased 124,200 and 91,800 shares, respectively, at $1.10 per share, the same price at which the shares were sold to other purchasers in the Offering.

In connection with the 2025 Offering, on August 1, 2025, the Company entered into subscription agreements with each of Mr. D’Loren and Mr. DiSanto, to purchase 82,159 and 60,883 shares, respectively, at a price of $1.38 per share. The purchase of such shares closed concurrently with the 2025 Offering.

2024 Public Offering and Private Placement Transactions

In connection with the 2024 Offering of 328,427 shares of the Company’s common stock at a price to the public of $6.50 per share which was consummated on March 19, 2024 (see Note 7 for additional details), Robert W. D’Loren, Chairman and Chief Executive Officer of the Company; an affiliate of Mark DiSanto, a director of the Company; and Seth Burroughs, Executive Vice President of Business Development and Treasury of the Company, purchased 14,625, 14,625, and 3,250 shares, respectively, at $6.50 per share, the same price at which the shares were sold to other purchasers in the Offering.

In connection with the 2024 Offering, on March 14, 2024, the Company entered into subscription agreements with each of Mr. D’Loren, Mr. DiSanto, and Mr. Burroughs to purchase 13,258, 13,258, and 2,946 shares, respectively, at a price of $9.80 per share. The purchase of such shares closed concurrently with the 2024 Offering.

Debt Financing

In connection with the December 12, 2024 term loan debt transaction (see Note 6 for additional details), IPX Capital, LLC (“IPX”), a company controlled by Mr. D’Loren, made a $250,000 advance to one of the Company’s subsidiaries. Of this amount, $200,000 was repaid to IPX upon the closing of the December 12, 2024 debt transaction, and was subsequently returned by IPX to the Company during the three months ended March 31, 2025 for repayment by the Company at a later date. From time to time, Mr. D’Loren may advance funds to the Company on a short-term basis as necessary.

Additionally, IPX purchased a 12.5% undivided, last-out, subordinated participation interest in a portion of the December 2024 Term Loan B debt for a purchase price of $500,000, and received a pro rata share of warrants received by the Term Loan B Lenders to purchase shares of the Company’s common stock. In connection with the April 21, 2025 refinancing of the Company’s term loan debt (see Note 6 for additional details), IPX’s participation in Term Loan B was repaid and IPX purchased a $500,000 undivided, last-out, subordinated participation interest in Term Loan A.

Guarantee

Since October 2024, in connection with a required standby letter of credit associated with the Company’s real estate lease for offices located at 1333 Broadway (see Note 5), Mr. D’Loren has provided and continues to provide a personal guarantee to the financial institution providing such letter of credit, in order to satisfy a portion of the associated collateral requirements for the letter of credit.

11.Related Party Transactions

IM Topco, LLC

As described in Note 3, the Company holds a noncontrolling interest in IM Topco, which is accounted for under the equity method of accounting.

Services Agreement

On May 31, 2022, the Company entered into a services agreement with IM Topco, pursuant to which the Company provides certain design and support services (including assistance with the operations of the interactive television business and related talent support) to IM Topco in exchange for payments of $300,000 per year.

In November 2023, the services agreement was amended such that the Company agreed to provide IM Topco with a $600,000 reduction of future service fees over the next eighteen months, beginning on July 1, 2023.

In April 2024, the services agreement was further amended to set the service fees at $150,000 per year beginning with the fiscal year ending December 31, 2024. In addition, under the April 2024 amendment, IM Topco is required to prepay the service fees for the year ending December 31, 2025; as of December 31, 2024, IM Topco has prepaid $62,500 of such service fees.

The Company recognized service fee income related to this agreement of $150,000 for each of the years ended December 31, 2024 and 2023.

License Agreement

On May 31, 2022, the Company entered into a license agreement with IM Topco, pursuant to which IM Topco granted the Company a license to use certain Isaac Mizrahi trademarks on and in connection with the design, manufacture, distribution, sale, and promotion of women’s sportswear products in the United States and Canada during the term of the agreement, in exchange for the payment of royalties in connection therewith. The initial term of this agreement was set to end on December 31, 2026, and provided guaranteed minimum royalties to IM Topco of $400,000 per year.

Effective December 16, 2022, the license agreement between IM Topco and Xcel was terminated in favor of a new similar license agreement between IM Topco and an unrelated third party. However, as part of the termination of the May 31, 2022 license agreement, Xcel provided a guarantee to IM Topco for the payment of any difference between (i) the royalties received by IM Topco from the unrelated third party under the new agreement and (ii) the amount of guaranteed royalties that IM Topco would have received from Xcel under the May 31, 2022 agreement. For the year ended December 31, 2023, the estimated amount of such shortfall was approximately $325,000, which the Company recognized as royalty expense in the consolidated statements of operations.

In November 2023, the Company, WHP, and IM Topco entered into an amendment of the May 2022 membership purchase agreement, under Xcel agreed to make additional royalty payments to IM Topco totaling $450,000 the following 11 months. As a result of this amendment, the Company recognized a $450,000 increase to the carrying value basis of its equity method investment in IM Topco and a corresponding increase in current liabilities. The Company paid $75,000 of the additional royalty payments to IM Topco during the year ended December 31, 2023, and paid $237,500 during the year ended December 31, 2024. As of December 31, 2024, the remaining payments due totaled $137,500, and are reflected with accounts payable, accrued expenses and other current liabilities in the consolidated balance sheet. As of the date of this Annual Report on Form 10-K, this amount has not been paid to IM Topco.

Public Offering and Private Placement Transactions

In connection with the Offering of 328,427 shares of the Company’s common stock at a price to the public of $6.50 per share which was consummated on March 19, 2024 (see Note 7 for additional details), Robert W. D’Loren, Chairman and Chief Executive Officer of the Company; an affiliate of Mark DiSanto, a director of the Company; and Seth Burroughs, Executive Vice President of Business Development and Treasury of the Company, purchased 14,625, 14,625, and 3,250 shares, respectively, at $6.50 per share, the same price at which the shares were sold to other purchasers in the Offering.

Also in connection with the Offering, on March 14, 2024, the Company entered into subscription agreements with each of Mr. D’Loren, Mr. DiSanto, and Mr. Burroughs to purchase 13,258, 13,258, and 2,946 shares, respectively (collectively, the “Private Placement Shares”), at a price of $9.80 per Private Placement Share. The total number of Private Placement Shares purchased was 29,462. Net proceeds after payment of agent fees to the Representative were approximately $0.3 million. The purchase of the Private Placement Shares closed concurrently with the Offering.

Debt Refinancing

In connection with the December 2024 refinancing of the Company’s term loan debt (see Note 6 for additional details), IPX Capital, LLC (“IPX”), a company controlled by Mr. D’Loren, made a $250,000 advance to one of the Company’s subsidiaries, of which $200,000 was repaid to IPX upon the closing of the debt refinancing transaction. Additionally, IPX purchased a 12.5% undivided, last-out, subordinated participation interest in a portion of the new term loan debt for a purchase price of $500,000, and received a pro rata share of warrants received by the Term B Lenders to purchase shares of the Company’s common stock.

Guarantee

In October 2024, in connection with a required increase to a standby letter of credit associated with the Company’s real estate lease for offices located at 1333 Broadway (see Note 9), Mr. D’Loren provided a personal guarantee to the financial institution providing such letter of credit, in order to satisfy a portion of the associated collateral requirements for the letter of credit.

ORME

On December 4, 2023, the Company acquired a noncontrolling equity ownership interest in ORME, a short-form video and social commerce marketplace, for a purchase price of $150,000. ORME licenses the technology utilized by its marketplace from KonnectBio Inc., in which Robert W. D’Loren, the Company’s Chairman of the Board, Chief Executive Officer, and President, owns an approximate 20% noncontrolling interest.